Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
WEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 13.54	$ 17.54
Description of vesting requirements for share-based payment arrangement	For awards made in and subsequent to 2022, participants are entitled to receive a Woodside share on the vesting date, three years after the grant date.		Awards made in 2021 and 2020 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.	Awards made in 2021 and 2020 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
Restricted Shares [member] | Bottom of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 19.33	23.33
Restricted Shares [member] | Top of range [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	19.74	23.48
Performance Rights [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	12.89	15.96
SWEP [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Share price on grant date	$ 16.04	$ 20.78
Description of vesting requirements for share-based payment arrangement	Each ER entitles the participant to receive a Woodside share on vesting date. Participants do not make any payment in respect of the ERs at grant or at vesting.
Short Term Award [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Description of vesting requirements for share-based payment arrangement	Short-term awards relate to awards with a vesting period of less than 5 years
Long Term Award [member]
Disclosure of number and weighted average exercise prices of other equity instruments [line items]
Description of vesting requirements for share-based payment arrangement	Long-term awards relate to awards with a vesting period of 5 years.